Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about property, plant and equipment
Partial offset of increase in property, plant and equipment	€ 5,854
Assets under construction
Disclosure of detailed information about property, plant and equipment
Additions	56,746
Company-owned GMP IV facility
Disclosure of detailed information about property, plant and equipment
Additions	49,366
Equipment physically located at the CMO facilities
Disclosure of detailed information about property, plant and equipment
Additions	3,616
Acquisition costs | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment
Additions	€ 8,661	€ 8,907